Calvert
Ultra-Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 19.4%

Security	Principal Amount (000's omitted)	Value
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	$5,890	$ 5,817,447
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	2,955	2,866,955
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	1,582	1,499,868
Series 2022-B, Class A, 3.75%, 6/18/35(1)	2,000	1,987,752
Chesapeake Funding II, LLC, Series 2020-1A, Class A2, 1.974%, (1 mo. USD LIBOR + 0.65%), 8/15/32(1)(2)	572	569,799
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,484	3,381,670
Conn's Receivables Funding, LLC, Series 2021-A, Class A, 1.05%, 5/15/26(1)	8,727	8,674,421
Consumer Loan Underlying Bond (CLUB) Credit Trust:
Series 2019-HP1, Class B, 3.48%, 12/15/26(1)	4,220	4,215,401
Series 2020-P1, Class C, 4.61%, 3/15/28(1)	2,425	2,382,267
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24(1)	1,009	993,003
Donlen Fleet Lease Funding 2, LLC, Series 2021-2, Class A1, 1.53%, (1 mo. USD LIBOR + 0.33%), 12/11/34(1)(2)	2,982	2,962,283
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	927	894,106
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,391	1,347,904
Series 2021-3, Class B, 0.76%, 2/26/29(1)	1,745	1,687,350
Series 2021-3, Class C, 0.86%, 2/26/29(1)	1,950	1,867,819
Series 2021-3, Class D, 1.009%, 2/26/29(1)	779	745,136
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	7,223	7,111,692
LL ABS Trust:
Series 2020-1A, Class B, 3.79%, 1/17/28(1)	1,603	1,600,667
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	866	835,001
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	7,203	7,135,641
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	326	325,330
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	2,750	2,701,137
Series 2020-2A, Class C, 2.83%, 9/16/30(1)	1,000	994,639
Series 2021-2A, Class A, 0.51%, 9/15/31(1)	1,660	1,644,728
Series 2021-3A, Class A, 0.65%, 12/15/31(1)	2,031	1,990,211
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	210	197,128
New Residential Advance Receivables Trust, NRART 2020-APT1 AT1, 1.035%, 12/16/52(1)	3,440	3,376,294
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28(1)	2,105	2,035,749
Oportun Funding, LLC:
Series 2020-1, Class B, 3.45%, 5/15/24(1)	1,430	1,429,079
Series 2022-1, Class A, 3.25%, 6/15/29(1)	14,305	14,115,249
Security	Principal Amount (000's omitted)	Value
Oscar US Funding XII, LLC, Series 2021-1A, Class A2, 0.40%, 3/11/24(1)	$981	$ 975,347
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	6,663	6,522,459
Series 2021-2, 3.00%, 1/25/29(1)	2,639	2,501,969
Series 2021-3, Class A, 1.15%, 5/15/29(1)	5,877	5,717,639
Series 2021-5, Class A, 1.53%, 8/15/29(1)	3,932	3,807,235
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	2,517	2,394,174
Prodigy Finance CM DAC, Series 2021-1A, Class A, 2.874%, (1 mo. USD LIBOR + 1.25%), 7/25/51(1)(2)	3,329	3,273,036
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	3,491	3,477,615
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	5,740	5,505,387
SoFi Professional Loan Program, LLC, Series 2016-B, Class A1, 2.824%, (1 mo. USD LIBOR + 1.20%), 6/25/33(1)(2)	53	53,425
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,777	2,581,368
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26	25,911
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,525	1,401,704
Theorem Funding Trust:
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	1,552	1,547,605
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	12,782	12,496,866
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.50%, 3/20/28(1)	5,750	5,667,320
Upstart Securitization Trust:
Series 2019-3, Class B, 3.829%, 1/21/30(1)	724	723,867
Series 2020-1, Class B, 3.093%, 4/22/30(1)	4,143	4,130,280
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,622	1,586,960
Series 2021-3, Class A, 0.83%, 7/20/31(1)	1,107	1,075,250
Series 2021-4, Class A, 0.84%, 9/20/31(1)	4,379	4,217,524
Series 2021-5 , Class A, 1.31%, 11/20/31(1)	1,065	1,025,828
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	4,955	4,321,921
Verizon Owner Trust:
Series 2019-A, Class A1B, 1.942%, (1 mo. USD LIBOR + 0.33%), 9/20/23(2)	5	4,587
Series 2020-2A, Class A1B, 1.882%, (1 mo. USD LIBOR + 0.27%), 7/22/24(2)	7,357	7,349,207
Total Asset-Backed Securities (identified cost $173,930,561)		$169,770,210

Calvert
Ultra-Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 5.1%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 2.676%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$3,454	$ 3,455,782
Series 2021-1A, Class M1B, 3.126%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	1,500	1,447,985
Series 2021-2A, Class M1A, 2.126%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	5,928	5,840,897
Series 2021-3A, Class M1A, 1.926%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	4,000	3,970,338
Eagle Re, Ltd., Series 2021-1, Class M1A, 2.626%, (30-day average SOFR + 1.70%), 10/25/33(1)(2)	992	993,957
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 2.674%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	2,675	2,677,595
Series 2019-DNA4, Class M2, 3.574%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	288	288,026
Series 2020-DNA6, Class M1, 1.826%, (30-day average SOFR + 0.90%), 12/25/50(1)(2)	4	3,760
Series 2021-DNA3, Class M1, 1.676%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	1,042	1,028,238
Series 2022-DNA2, Class M1A, 2.226%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	5,189	5,080,750
Series 2022-HQA1, Class M1A, 3.026%, (30-day average SOFR + 2.10%), 3/25/42(1)(2)	2,272	2,257,338
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 4.524%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	27	27,101
Series 2014-C04, Class 1M2, 6.524%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	4,797	4,960,472
Series 2019-R02, Class 1M2, 3.924%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	313	314,151
Series 2019-R06, Class 2B1, 5.374%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	1,705	1,616,763
Series 2019-R06, Class 2M2, 3.724%, (1 mo. USD LIBOR + 2.10%), 9/25/39(1)(2)	2,384	2,387,584
Home RE, Ltd., Series 2021-1, Class M1A, 2.674%, (1 mo. USD LIBOR + 1.05%), 7/25/33(1)(2)	1,935	1,936,506
RESIMAC Bastille Trust:
Series 2018-1NCA, Class A1, 1.97%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	537	535,575
Series 2021-2NCA, Class A1B, 2.24%, (SOFR + 0.74%), 2/3/53(1)(2)	4,446	4,404,594
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 2.17%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	1,514	1,507,397
Total Collateralized Mortgage Obligations (identified cost $45,321,257)		$44,734,809

Commercial Mortgage-Backed Securities — 8.7%

Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust, Series 2017-DELC, Class A, 2.174%, (1 mo. USD LIBOR + 0.85%), 8/15/36(1)(2)	$3,486	$ 3,417,996
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.244%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	10,808	10,627,545
Series 2021-VOLT, Class B, 2.274%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	4,129	3,888,474
Series 2021-VOLT, Class C, 2.424%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	1,907	1,778,887
Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,427	1,338,724
Extended Stay America Trust:
Series 2021-ESH, Class A, 2.405%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	7,543	7,365,065
Series 2021-ESH, Class B, 2.705%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(2)	3,184	3,093,641
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M7, 3.574%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(2)	1,358	1,313,029
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 2.474%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	3,132	3,050,944
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(3)	12,174	12,059,849
Series 2017-CLS, Class B, 2.179%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)(3)	11,690	11,552,860
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(2)(3)	5,629	5,437,491
VMC Finance, LLC, Series 2021-HT1, Class A, 3.262%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	11,919	11,455,683
Total Commercial Mortgage-Backed Securities (identified cost $78,388,246)		$76,380,188

Corporate Bonds — 49.6%

Security	Principal Amount (000's omitted)	Value
Communications — 3.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	$1,936	$ 1,793,036
5.125%, 5/1/27(1)	7,010	6,638,400
Rogers Communications, Inc., 2.95%, 3/15/25(1)	5,000	4,834,781
Sprint Communications, Inc., 6.00%, 11/15/22	4,500	4,533,109
Sprint Corp., 7.875%, 9/15/23	3,000	3,102,000
T-Mobile USA, Inc., 2.25%, 2/15/26	2,276	2,052,390

Calvert
Ultra-Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
Verizon Communications, Inc., 2.00%, (SOFR + 0.50%), 3/22/24(2)(4)	$5,000	$ 4,939,708
		$ 27,893,424
Consumer, Cyclical — 5.1%
Brunswick Corp., 0.85%, 8/18/24	$3,575	$ 3,306,608
Daimler Trucks Finance North America, LLC:
2.00%, (SOFR + 0.50%), 6/14/23(1)(2)	3,000	2,988,699
2.10%, (SOFR + 0.60%), 12/14/23(1)(2)	7,500	7,444,235
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)	4,788	4,656,861
Ford Motor Credit Co., LLC, 2.366%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	2,000	1,995,792
General Motors Financial Co., Inc.:
2.12%, (SOFR + 0.62%), 10/15/24(2)	11,698	11,280,559
2.80%, (SOFR + 1.30%), 4/7/25(2)	1,908	1,860,684
Genuine Parts Co., 1.75%, 2/1/25	846	797,813
Hyatt Hotels Corp.:
1.30%, 10/1/23	1,087	1,053,130
2.55%, (SOFR + 1.05%), 10/1/23(2)	3,245	3,239,629
Magallanes, Inc., 3.28%, (SOFR + 1.78%), 3/15/24(1)(2)	4,550	4,538,076
Nordstrom, Inc., 2.30%, 4/8/24	1,572	1,504,074
		$44,666,160
Consumer, Non-cyclical — 4.6%
Baxter International, Inc.:
1.76%, (SOFR + 0.26%), 12/1/23(2)	$3,000	$2,967,422
1.94%, (SOFR + 0.44%), 11/29/24(2)	3,000	2,929,883
Centene Corp., 4.25%, 12/15/27	5,500	5,151,135
JDE Peet's NV, 0.80%, 9/24/24(1)	7,000	6,510,382
Kraft Heinz Foods Co., 3.875%, 5/15/27	3,200	3,097,437
PerkinElmer, Inc., 0.85%, 9/15/24	7,017	6,500,066
Thermo Fisher Scientific, Inc.:
1.85%, (SOFR + 0.35%), 4/18/23(2)	5,375	5,351,937
2.03%, (SOFR + 0.53%), 10/18/24(2)	1,765	1,746,603
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	6,200	5,841,843
		$40,096,708
Energy — 0.2%
NuStar Logistics, L.P., 5.75%, 10/1/25	$1,660	$1,554,607
		$1,554,607
Financial — 31.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 10/29/24	$3,000	$2,770,541
2.18%, (SOFR + 0.68%), 9/29/23(2)	7,000	6,905,438
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/9/22(1)	$4,000	$ 4,008,560
Banco Santander S.A., 2.595%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)	3,330	3,342,240
Bank of America Corp.:
2.16%, (SOFR + 0.66%), 2/4/25(2)	11,000	10,851,668
2.23%, (SOFR + 0.73%), 10/24/24(2)	13,800	13,673,203
2.60%, (SOFR + 1.10%), 4/25/25(2)	5,055	5,027,355
2.83%, (SOFR + 1.33%), 4/2/26(2)	3,000	2,962,036
Bank of Montreal:
1.85%, (SOFR + 0.35%), 12/8/23(2)	4,200	4,159,466
2.21%, (SOFR + 0.71%), 3/8/24(2)	4,000	3,974,389
Bank of Nova Scotia (The):
1.94%, (SOFR + 0.44%), 4/15/24(2)(4)	5,000	4,948,332
2.05%, (SOFR + 0.55%), 9/15/23(2)	8,500	8,456,681
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,718	1,560,064
BPCE S.A., 2.07%, (SOFR + 0.57%), 1/14/25(1)(2)	4,000	3,943,419
Canadian Imperial Bank of Commerce, 1.84%, (SOFR + 0.34%), 6/22/23(2)	5,000	4,962,270
Capital One Financial Corp.:
1.959%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,084	2,080,292
2.19%, (SOFR + 0.69%), 12/6/24(2)	12,000	11,682,430
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(5)	4,080	3,892,195
1.678% to 5/15/23, 5/15/24(5)	3,723	3,649,751
2.17%, (SOFR + 0.67%), 5/1/25(2)	4,618	4,531,053
2.19%, (SOFR + 0.69%), 1/25/26(2)	2,778	2,684,636
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(5)	1,968	1,735,625
Danske Bank A/S, 1.171% to 12/8/22, 12/8/23(1)(5)	4,200	4,144,955
GA Global Funding Trust:
2.00%, (SOFR + 0.50%), 9/13/24(1)(2)	5,000	4,842,685
2.86%, (SOFR + 1.36%), 4/11/25(1)(2)	5,000	4,910,301
Goldman Sachs Group, Inc. (The):
1.99%, (SOFR + 0.49%), 10/21/24(2)	8,000	7,803,558
2.08%, (SOFR + 0.58%), 3/8/24(2)	7,903	7,776,031
2.12%, (SOFR + 0.62%), 12/6/23(2)	10,000	9,885,183
2.89%, (SOFR + 1.39%), 3/15/24(2)(4)	10,200	10,218,053
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)	3,000	2,877,975
HSBC Holdings PLC:
0.732% to 8/17/23, 8/17/24(5)	1,776	1,703,667
2.08%, (SOFR + 0.58%), 11/22/24(2)	5,000	4,851,261
JPMorgan Chase & Co.:
2.08%, (SOFR + 0.58%), 3/16/24(2)	8,440	8,341,360
2.42%, (SOFR + 0.92%), 2/24/26(2)	14,000	13,604,113
2.82%, (SOFR + 1.32%), 4/26/26(2)	4,375	4,308,055
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(5)	3,752	3,578,937

Calvert
Ultra-Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Newmark Group, Inc., 6.125%, 11/15/23	$5,950	$ 5,938,054
OneMain Finance Corp., 5.625%, 3/15/23	9,731	9,619,990
Radian Group, Inc.:
4.50%, 10/1/24	2,000	1,885,038
6.625%, 3/15/25	2,000	1,956,180
Santander Holdings USA, Inc., 3.40%, 1/18/23	1,555	1,553,035
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(5)	2,283	2,047,137
Simon Property Group, LP, 1.93%, (SOFR + 0.43%), 1/11/24(2)(4)	5,000	4,931,402
Standard Chartered PLC, 2.43%, (SOFR + 0.93%), 11/23/25(1)(2)	4,000	3,909,400
Swedbank AB, 2.41%, (SOFR + 0.91%), 4/4/25(1)(2)	5,000	4,965,200
Toronto-Dominion Bank (The), 1.91%, (SOFR + 0.41%), 1/10/25(2)	10,000	9,821,144
Truist Financial Corp., 1.90%, (SOFR + 0.40%), 6/9/25(2)(4)	4,500	4,370,260
UBS AG:
1.82%, (SOFR + 0.32%), 6/1/23(1)(2)	4,000	3,985,887
1.95%, (SOFR + 0.45%), 8/9/24(1)(2)	9,000	8,941,650
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(5)	1,976	1,769,754
Wells Fargo & Co., 2.82%, (SOFR + 1.32%), 4/25/26(2)	5,000	4,917,434
Westpac Banking Corp., 1.80%, (SOFR + 0.30%), 11/18/24(2)(4)	3,500	3,452,436
		$274,711,779
Industrial — 0.7%
Jabil, Inc., 1.70%, 4/15/26	$940	$842,954
SYNNEX Corp., 1.25%, 8/9/24(1)	2,778	2,594,852
Teledyne Technologics, Inc., 0.95%, 4/1/24	3,000	2,838,751
		$6,276,557
Technology — 0.9%
Kyndryl Holdings, Inc., 2.05%, 10/15/26(1)	$1,703	$1,434,816
Seagate HDD Cayman, 4.75%, 6/1/23	2,740	2,717,669
SK Hynix, Inc., 1.50%, 1/19/26(1)	4,000	3,599,864
		$7,752,349
Utilities — 3.6%
NextEra Energy Capital Holdings, Inc.:
1.775%, (3 mo. USD LIBOR + 0.27%), 2/22/23(2)	$6,500	$6,460,248
1.90%, (SOFR + 0.40%), 11/3/23(2)	10,000	9,858,367
2.04%, (SOFR + 0.54%), 3/1/23(2)(4)	4,014	3,994,463
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Southern California Gas Co., 2.095%, (3 mo. USD LIBOR + 0.35%), 9/14/23(2)	$11,599	$ 11,528,826
		$ 31,841,904
Total Corporate Bonds (identified cost $446,857,938)		$434,793,488

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(6)(7)	$1,000	$ 927,640
Total High Social Impact Investments (identified cost $1,000,000)		$ 927,640

Senior Floating-Rate Loans — 2.6%(8)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.3%
SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	$2,500	$ 2,479,687
		$ 2,479,687
Automobiles — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,970	$ 1,822,862
		$ 1,822,862
Construction & Engineering — 0.3%
APi Group DE, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 1/3/29	$2,466	$ 2,371,838
		$ 2,371,838
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,989	$1,833,051
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	400	371,667
UPC Financing Partnership, Term Loan, 4.324%, (1 mo. USD LIBOR + 3.00%), 1/31/29	1,500	1,423,751
Virgin Media Bristol, LLC, Term Loan, 4.574%, (1 mo. USD LIBOR + 3.25%), 1/31/29	2,500	2,396,875
		$6,025,344

Calvert
Ultra-Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services — 0.1%
Select Medical Corporation, Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 3/6/25	$1,300	$ 1,245,833
		$ 1,245,833
IT Services — 0.2%
Asurion, LLC, Term Loan, 4.791%, (1 mo. USD LIBOR + 3.13%), 11/3/23	$1,642	$ 1,579,697
		$ 1,579,697
Life Sciences Tools & Services — 0.2%
Avantor Funding, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 11/8/27	$2,300	$ 2,209,929
		$ 2,209,929
Professional Services — 0.2%
Trans Union, LLC, Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 12/1/28	$2,165	$2,071,364
		$2,071,364
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,485	$1,399,897
		$1,399,897
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments, Inc., Term Loan, 4/8/29(9)	$2,040	$1,955,850
		$1,955,850
Total Senior Floating-Rate Loans (identified cost $24,292,143)		$23,162,301

U.S. Treasury Obligations — 10.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.125%, 4/30/23	$30,000	$ 29,326,202
0.125%, 5/15/23	20,000	19,527,402
0.25%, 4/15/23	24,800	24,302,039
0.25%, 6/15/23	18,000	17,543,092
3.00%, 6/30/24	1,060	1,060,621
Total U.S. Treasury Obligations (identified cost $92,287,207)		$ 91,759,356

Short-Term Investments — 4.5%
Affiliated Fund — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(10)	38,357,248	$ 38,357,248
Total Affiliated Fund (identified cost $38,357,248)		$ 38,357,248
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(11)	1,155,000	$ 1,155,000
Total Securities Lending Collateral (identified cost $1,155,000)		$ 1,155,000
Total Short-Term Investments (identified cost $39,512,248)		$ 39,512,248
Total Investments — 100.5% (identified cost $901,589,600)		$881,040,240
Other Assets, Less Liabilities — (0.5)%		$ (4,071,356)
Net Assets — 100.0%		$876,968,884

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $374,495,722 or 42.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(3)	Represents an investment in an issuer that may be deemed to be an affiliate.
(4)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $1,131,666 and the total market value of the collateral received by the Fund was $1,155,000, comprised of cash.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	May be deemed to be an affiliated company.
(7)	Restricted security. Total market value of restricted securities amounts to $927,640, which represents 0.1% of the net assets of the Fund as of June 30, 2022.

Calvert
Ultra-Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	This Senior Loan will settle after June 30, 2022, at which time the interest rate will be determined.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(11)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(61)	Short	9/30/22	$(6,847,250)	$55,653
					$55,653
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Ultra-Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $68,335,088, which represents 7.8% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$10,068,189	$ 2,106,364	$ —	$ —	$(111,817)	$12,059,849	$ 84,081	$12,174,000
Series 2017-CLS, Class B, 2.179%, (1 mo. USD LIBOR + 0.85%), 11/15/34	11,694,229	—	—	—	(140,276)	11,552,860	104,322	11,690,000
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36	6,367,606	—	(791,030)	(28)	(135,532)	5,437,491	80,342	5,628,969
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	982,830	—	—	—	(55,190)	927,640	11,250	1,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	66,868,535	471,031,669	(537,880,190)	(13,522)	(6,491)	—	11,286	—
Liquidity Fund, Institutional Class(2)	—	148,439,766	(110,082,518)	—	—	38,357,248	35,280	38,357,248
Total				$(13,550)	$(449,306)	$68,335,088	$326,561

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$169,770,210	$ —	$169,770,210
Collateralized Mortgage Obligations	—	44,734,809	—	44,734,809
Commercial Mortgage-Backed Securities	—	76,380,188	—	76,380,188
Corporate Bonds	—	434,793,488	—	434,793,488
High Social Impact Investments	—	927,640	—	927,640
Senior Floating-Rate Loans	—	23,162,301	—	23,162,301
U.S. Treasury Obligations	—	91,759,356	—	91,759,356
Short-Term Investments:
Affiliated Fund	38,357,248	—	—	38,357,248

Calvert
Ultra-Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$1,155,000	$ —	$ —	$1,155,000
Total Investments	$39,512,248	$841,527,992	$ —	$881,040,240
Futures Contracts	$55,653	$ —	$ —	$55,653
Total	$39,567,901	$841,527,992	$ —	$881,095,893
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.